Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2010	2011	2012
Cash paid (provided), net during the year for:
Interest	¥154,814	¥128,401	¥97,788
Income taxes	(229)	174,092	47,217